UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23177

GOEHRING & ROZENCWAJG INVESTMENT FUNDS

(Exact name of Registrant as specified in charter)

110 Wall Street

New York, NY 10005-5991

(Address of principal executive offices) (Zip code)

Registrant’s Telephone Number, including Area Code: (646) 216-9777

Adam A. Rozencwajg

Goehring & Rozencwajg Associates, LLC

110 Wall Street

New York, NY 10005-5991

(Name and address of agent for service)

With copies to:

Tiffany Ko, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston St.

Boston, MA 02199-3600

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments.

Goehring & Rozencwajg Resources Fund - Schedules of Investments

As of February 28, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.3%)
ENERGY (47.5%)
Exploration & Production (29.2%)
Berry Petroleum Corp. - Class A	66,500	$846,545
Carrizo Oil & Gas, Inc.(a)	49,700	545,706
Centennial Resource Development, Inc. - Class A(a)	50,600	458,942
Chaparral Energy, Inc. - Class A(a)	22,400	120,960
Concho Resources, Inc.	5,312	584,320
Diamondback Energy, Inc.	8,302	854,525
Encana Corp.	78,913	572,119
Matador Resources Co.(a)	54,400	1,011,840
Parsley Energy, Inc. - Class A(a)	53,100	963,234
PDC Energy, Inc.(a)	27,200	1,008,304
Pioneer Natural Resources Co.	11,200	1,578,639
Range Resources Corp.	134,500	1,439,150
Roan Resources, Inc.(a)	39,530	307,148
Tellurian, Inc.(a)	54,900	563,274
		10,854,706
Oil & Gas Services & Equipment (18.3%)
AKITA Drilling Ltd. - Class A	51,371	153,026
Apergy Corp.(a)	47,200	1,981,455
Basic Energy Services, Inc.(a)	36,400	175,812
CES Energy Solutions Corp.	72,300	173,615
Diamond Offshore Drilling, Inc.(a)	92,100	879,555
Ensco PLC - Class A	156,620	642,142
Noble Corp. PLC(a)	174,900	526,449
Rowan Cos. PLC - Class A(a)	88,800	1,004,328
Transocean Ltd.(a)	151,905	1,241,064
		6,777,446
FINANCIALS (4.5%)
Investment Companies (4.5%)
Uranium Participation Corp.(a)	457,000	1,653,042

MATERIALS (45.2%)
Agricultural Chemicals (10.2%)
Mosaic Co.	56,600	1,769,882
Nutrien Ltd.	37,000	2,014,280
		3,784,162
Base Metals (27.9%)
Amerigo Resources Ltd.(a)	544,000	475,398
Cameco Corp.	193,600	2,243,823
Copper Mountain Mining Corp.(a)	376,500	294,688
ERO Copper Corp.(a)	131,000	1,640,548
Excelsior Mining Corp.(a)	270,900	195,566
First Quantum Minerals Ltd.	48,200	552,709
Freeport-McMoRan, Inc.	54,200	699,180
Hudbay Minerals, Inc.	86,600	582,401
Ivanhoe Mines Ltd. - Class A(a)	226,900	593,135
Lundin Mining Corp.	104,200	528,938
Mako Mining Corp.(a)	1,142,600	121,558
NAC Kazatomprom JSC(a)(b)	91,144	1,346,744
Southern Copper Corp.	14,800	527,028
Trilogy Metals, Inc.(a)	166,500	363,126
Turquoise Hill Resources Ltd.(a)	97,000	165,870
		10,330,712

Security Description	Shares	Value
Other Mined Minerals (0.7%)
Mountain Province Diamonds, Inc.	260,900	$273,599

Precious Metal Mining (6.4%)
Detour Gold Corp.(a)	78,700	796,599
Endeavour Mining Corp.(a)	28,700	436,405
IAMGOLD Corp.(a)	67,700	226,118
Marathon Gold Corp.(a)	383,600	303,160
Maverix Metals, Inc.(a)	106,900	185,214
Roxgold, Inc.(a)	413,800	270,427
TMAC Resources, Inc.(a)(b)	36,900	166,000
		2,383,923
TECHNOLOGY (0.1%)
Application Software (0.1%)
Arias Intel Corp.(a)	1,466	24,556

TOTAL COMMON STOCKS
(Cost $39,948,874)		36,082,146

WARRANTS (0.2%)
ENERGY (0.2%)
Oil & Gas Services & Equipment (0.2%)
Tidewater, Inc., Expires 11/14/2042, Strike Price $0.01	3,561	81,654

TOTAL WARRANTS
(Cost $132,718)		81,654

Security Description	Principal	Value
CORPORATE BONDS (0.0%)(c)
ENERGY (0.0%)(c)
Oil & Gas Services & Equipment (0.0%)(c)
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75%, 04/01/2022	$150,000	9,000

TOTAL CORPORATE BONDS
(Cost $118,560)		9,000

Security Description	Shares	Value
SHORT TERM INVESTMENTS (2.7%)
Dreyfus Treasury Securities Cash Management (7 day yield 2.269%)	1,001,048	1,001,048

TOTAL SHORT TERM INVESTMENTS
(Cost $1,001,048)		1,001,048

TOTAL INVESTMENTS - (100.2%)
(Cost $41,201,200)		37,173,848

Liabilities in Excess of Other Assets - (-0.2%)		(63,035)

NET ASSETS - (100.0%)		$37,110,813

(a)	Non-income producing security.
(b)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2019, the aggregate market value of those securities was $1,512,744, which represents approximately 4.08% of net assets.
(c)	Less than 0.05%.

See Notes to Quarterly Schedule of Investments.

Goehring & Rozencwajg Resources Fund
Notes to Quarterly Schedule of Investments	February 28, 2019 (Unaudited)

1. ORGANIZATION

The Goehring & Rozencwajg Resources Fund (the "Fund") is a no-load investment portfolio of Goehring & Rozencwajg Investment Funds (the “Trust”), an open-end series management investment company organized as a Massachusetts business trust on July 14, 2016, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 30, 2016. The Fund is a diversified investment company with an investment objective which seeks to maximize total return, which consists of income on its investments and capital appreciation. The Fund currently offers Retail Class Shares and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval. The Fund’s Investment Adviser is Goehring & Rozencwajg Associates, LLC (the “Adviser”).

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, or if there is no closing price or official closing price, the last sale price. If there have been no sales on that day, the securities are valued at the mean of the current bid and ask price. U.S. and non U.S. government and corporate debt securities are typically traded in the over-the-counter market internationally, and are generally valued using prices supplied by a pricing vendor approved by the Board of Trustees based on the mid point of quotes from multiple dealers and other factors deemed relevant by the pricing vendor. In the case of other securities not traded on an exchange, or if closing prices are not otherwise available, the market price is typically determined by independent third-party pricing vendors approved by the Fund’s Board of Trustees using a variety of pricing techniques and methodologies. U.S. government and agency securities are valued by a third-party pricing vendor at the mean between the closing bid and asked prices. Other than with respect to the debt securities discussed above, the market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board of Trustees, which may use, instead of quotes from dealers, a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments. Derivatives are valued using market quotations, a price supplied by a pricing service or counterparty, or using the fair value procedures discussed below, depending on the type of derivative and the availability of market quotations. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in the underlying funds are based on the underlying fund’s net asset value. Available cash is generally invested into a money market fund by the Fund’s custodian, and is valued at the latest net asset value per share as reported to the Fund’s administrator.

When the price quotations described above are not available, or when the Adviser believes that they are unreliable, the Fund’s assets may be priced using fair value procedures approved by the Board of Trustees. Because the Fund invests in investments that may be thinly traded or for which the price quotations described above may not be readily available or may be unreliable – such as securities of small capitalization companies, securities of issuers located in emerging markets, high yield securities and derivatives – the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid – such as equity securities of large capitalization domestic issuers. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of February 28, 2019:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
GOEHRING & ROZENCWAJG RESOURCES FUND
Common Stocks	$36,082,146	$–	$–	$36,082,146
Warrants	–	81,654	–	81,654
Corporate Bonds	–	9,000	–	9,000
Short Term Investments	1,001,048	–	–	1,001,048
Total	$37,083,194	$90,654	$–	$37,173,848

*	See Schedule of Investments for industry classification.

For the period ended February 28, 2019, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goehring & Rozencwajg Investment Funds

By:	/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
President

Date:	March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

Goehring & Rozencwajg Investment Funds

By:	/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
Principal Executive Officer and Principal Financial Officer

Date:	March 27, 2019